Summary of pertinent data relating to computation of basic and diluted net loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Net (loss) income	$ (10,358)	$ (15,309)	$ (3,485)
Basic weighted-average number of shares outstanding	3,165,300	2,581,308	1,847,233
Dilutive weighted-average number of shares outstanding	3,165,300	2,581,308	1,847,233
Basic (loss) income per share	$ (3.27)	$ (5.93)	$ (1.89)
Dilutive (loss) income per share	$ (3.27)	$ (5.93)	$ (1.89)
Stock options and DSUs [member]
Items excluded from the calculation of diluted net loss per share due to their anti-dilutive effect:
Anti-dilutive shares	75,681	140,774	74,371
Warrants [member]
Items excluded from the calculation of diluted net loss per share due to their anti-dilutive effect:
Anti-dilutive shares	583,090	668,138